Equity Incentive Plans - Changes in status of non-vested share awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-vested Shares Under Option
Non-vested at Beginning of period (in shares)	2,755,448
Granted (in shares)	842,194
Vested (in shares)	(1,221,700)
Forfeited (in shares)	(238,892)
Non-vested at end of period (in shares)	2,137,050	2,755,448
Weighted Average Grant Date Fair Value per Share
Non-vested at Beginning of period (in dollars per share)	$ 0.27
Granted (in dollars per share)	3.24	$ 0.50
Vested (in dollars per share)	0.43
Forfeited (in dollars per share)	1.78
Non-vested at end of period (in dollars per share)	$ 1.21	$ 0.27
Total unrecognized share-based compensation expense	$ 2,088